N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity - New York
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.20%[1]	0.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.18%[2]	4.91%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.60%[3]
1 As a percentage of Daily Net Assets.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Fee (see Low Cost Fund Fee)
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $5,751.29
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.20%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.18%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.91%
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Fee (see Low Cost Fund Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	1.60%
Optional Benefits Footnotes [Text Block]	3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.
Lowest Annual Cost [Dollars]	$ 373.57
Highest Annual Cost [Dollars]	$ 5,751.29
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.20%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,518
Surrender Expense, 1 Year, Minimum [Dollars]	2,552
Surrender Expense, 3 Years, Maximum [Dollars]	21,991
Surrender Expense, 3 Years, Minimum [Dollars]	7,843
Surrender Expense, 5 Years, Maximum [Dollars]	35,744
Surrender Expense, 5 Years, Minimum [Dollars]	13,398
Surrender Expense, 10 Years, Maximum [Dollars]	67,209
Surrender Expense, 10 Years, Minimum [Dollars]	28,518
Annuitized Expense, 3 Years, Maximum [Dollars]	21,991
Annuitized Expense, 3 Years, Minimum [Dollars]	7,843
Annuitized Expense, 5 Years, Maximum [Dollars]	35,744
Annuitized Expense, 5 Years, Minimum [Dollars]	13,398
Annuitized Expense, 10 Years, Maximum [Dollars]	67,209
Annuitized Expense, 10 Years, Minimum [Dollars]	28,518
No Surrender Expense, 1 Year, Maximum [Dollars]	7,518
No Surrender Expense, 1 Year, Minimum [Dollars]	2,552
No Surrender Expense, 3 Years, Maximum [Dollars]	21,991
No Surrender Expense, 3 Years, Minimum [Dollars]	7,843
No Surrender Expense, 5 Years, Maximum [Dollars]	35,744
No Surrender Expense, 5 Years, Minimum [Dollars]	13,398
No Surrender Expense, 10 Years, Maximum [Dollars]	67,209
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 28,518
Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Nationwide Advisory Retirement Income Annuity - New York | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Nationwide Advisory Retirement Income Annuity - New York | NationwideLifetimeIncomeRiderPlusEmpireAdvisoryChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire Advisory is equal to 1.45% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Empire Advisory Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire Advisory is equal to 1.45% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Available for contracts with applications signed on or after November 13, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Dollar Cost Averaging programs are not available• Nationwide may limit subsequent purchase payments• Determining life must be between 50 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefit
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Empire Advisory Option
Nationwide Advisory Retirement Income Annuity - New York | JointOptionforNationwideLifetimeIncomeRiderPlusEmpireAdvisoryChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory is equal to 0.15% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory is equal to 0.15% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Available for contracts with applications signed on or after November 13, 2023• Only available if the Nationwide Lifetime Income Rider Plus Empire Advisory option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory Option
Nationwide Advisory Retirement Income Annuity - New York | RetirementIncomeDeveloperOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Retirement Income Developer Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 15, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Determining life must be 85 or younger at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefit
Name of Benefit [Text Block]	Retirement Income Developer Option
Nationwide Advisory Retirement Income Annuity - New York | JointOptionfortheRetirementIncomeDeveloperOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Joint Option for the Retirement Income Developer Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 15, 2023• Only available if the Retirement Income Developer Option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be 85 or younger at application• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Joint Option for the Retirement Income Developer Option
Nationwide Advisory Retirement Income Annuity - New York | NationwideLifetimeIncomeRiderAdvisoryOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory Option is equal to 1.20% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Advisory Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory Option is equal to 1.20% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 15, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Dollar Cost Averaging programs are not available• Nationwide may limit subsequent purchase payments• Determining life must be between 50 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefit
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Advisory Option
Nationwide Advisory Retirement Income Annuity - New York | JointOptionfortheNationwideLifetimeIncomeRiderAdvisoryOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory Option is equal to 0.30% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory Option is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after October 15, 2023• Only available if the Nationwide Lifetime Income Rider Advisory Option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 50 and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Nationwide Advisory Retirement Income Annuity - New York | ReturnofPremiumDeathBenefitOptionwithSpousalProtectionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Return of Premium Death Benefit Option with Spousal Protection
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Annuitant must be 85 or younger at application• Must be elected at application• Election is irrevocable• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000• Excess Adviser Fees will negatively impact the benefitSpousal Protection Feature:• Not applicable to Charitable Remainder Trusts• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner• Only available to Contract Owner’s spouse• Spouses must be Co-Annuitants• Both spouses must be 85 or younger at contract issuance• Spouses must be named as beneficiaries• No other person may be named as Contract Owner, Annuitant, or primary beneficiaryName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Return of Premium Death Benefit Option with Spousal Protection